Assets Pledged as Collateral of Property, Plant and Equipment, Net of Accumulated Depreciation and Intangible Assets for Loans (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Trade Accounts Receivable
Debt Disclosure [Line Items]
Assets pledged as collateral		¥ 56
Property, plant and equipment, net of accumulated depreciation
Debt Disclosure [Line Items]
Assets pledged as collateral	3,869	4,556
Intangible assets for long-term debt
Debt Disclosure [Line Items]
Assets pledged as collateral		¥ 1,650